Shareholder Fees {- Fidelity Series 5+ Year Inflation-Protected Bond Index Fund}	Aug. 04, 2021 USD ($)
NF_12.31 Fidelity Series 0-5 & 5+ Year Inflation-Protected Bond Index Funds Series Combo PRO -01 | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none